Other current assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other current assets
Input value-added tax recoverable	¥ 327,304	¥ 434,209
Value-added tax refund from export sales	8,500	150,911
Prepaid input VAT & customs duty for import machinery and materials	9,508	21,700
Prepaid expenses	11,390	12,184
Foreign exchange forward contract instruments	960	5,540
Deposit receivable	50,618	49,303
Current portion of land use rights	10,063	10,063
Others	30,217	29,853
Other current assets	448,560	¥ 713,763
Write-off made against deposits resulting from the cease of bidding with some projects	¥ 19,078